Contingent liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities	Contingent liabilities
The Group has entered into collaboration arrangements, including in-licensing arrangements with various companies.
Such collaboration agreements may require the Group to make payments on achievement of stages of development, launch or revenue milestones and may include variable payments that are based on unit sales or profit (e.g. royalty and profit share payments). The amount of variable payments under the arrangements are inherently uncertain and difficult to predict, given the direct link to future sales, profit levels and the range of outcomes.
The Group also has certain take or pay arrangements with contract manufacturers or service providers which serve as commercial manufacturers and suppliers for certain products. To the extent a commitment is determined to be onerous, these are provided for within provisions in the Consolidated statement of financial position.
The Group has received a subpoena from the U.S. Securities and Exchange Commission ("SEC") seeking various documents and information primarily relating to the Company’s disclosures regarding the development of the Company’s prostate cancer therapeutic candidates. This matter remains a fact-finding request. Telix is cooperating with the subpoena including responding to the SEC’s requests. The SEC has not asserted any charges against the Group or any of it's personnel, and no conclusions have been reached, or that the SEC has a negative opinion of any person, entity or security. At this stage, the Group cannot predict the duration, scope or outcome of this matter. The Group will continue to monitor the inquiry and update its disclosures as appropriate.
On November 10, 2025, a putative securities class action complaint was filed in the United States District Court for the
Southern District of Indiana seeking, among other relief, class certification, designation of a lead plaintiff, damages and a jury trial.  On January 20, 2026, the Group was formally served the complaint on behalf of a purposed U.S. shareholder.
The Group intends to seek dismissal on this matter through early motion practice and will rigorously defend itself. This case is in its earliest stages; no class has been certified and the court has not ruled on any dispositive motions. At this stage, the Group cannot predict the duration, scope or outcome of this matter. The Group cannot predict the timing or outcome of this litigation or estimate a possible loss or range of loss, if any, at this time. The Group will continue to monitor this matter.
Legal fees and other costs associated with contingent matters, including litigation, regulatory inquiries and investigations, are expensed as incurred.